Fair Value of Financial Assets and Liabilities - Fair Value Assets and Liabilities Measure on a Recurring Basis Gain Loss Included in Earnings (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets and Liabilities Measured on a Recurring Basis Gain Loss Included in Earnings [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	$ (3)	$ (3)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss)	$ 3	$ 3